Pension And Postretirement Benefits	12 Months Ended
Dec. 31, 2014
Pension And Postretirement Benefits
Pension And Postretirement Benefits

NOTE 12. PENSION AND POSTRETIREMENT BENEFITS

Pension Benefits and Postretirement Benefits

Substantially all of our U.S. employees are covered by one of our noncontributory pension plans. The majority of our newly hired employees, longer-service management and some nonmanagement employees participate in cash balance pension programs that include annual or monthly credits based on salary as well as an interest credit. Other longer-service management employees participate in pension programs that have a traditional pension formula (i.e., a stated percentage of employees' adjusted career income). Other longer-service nonmanagement employees' pension benefits are generally calculated using one of two formulas: a flat dollar amount applied to years of service according to job classification or a cash balance plan with negotiated annual pension band credits as well as interest credits. Most nonmanagement employees can elect to receive their pension benefits in either a lump sum payment or an annuity. Effective January 1, 2015, the pension plan was amended so that new management hires are no longer eligible for the plan.

We also provide a variety of medical, dental and life insurance benefits to certain retired employees under various plans and accrue actuarially determined postretirement benefit costs as active employees earn these benefits.

In December 2014, we announced an opportunity for certain management employees who are retirement eligible as of March 31, 2015 to elect an enhanced, full lump sum payment option of their accrued pension if they retire on or before March 31, 2015. Eligible participants are required to accept the offer by March 6, 2015. Our 2015 results will include special termination benefits as a result of this offer.

In October 2013, we offered an opportunity for certain retirement-eligible employees to elect a full lump sum payment of their accrued pension if they retired as of December 30, 2013. The lump sum value was calculated using the August 2012 discount rates for some pension programs and was equal to the cash balance amount for the management new hire pension program. The lump sum value totaled approximately $2,700, which was distributed in 2014. We recorded special termination benefits of $15 in 2014 and $250 in 2013 as a result of this offer.

In October 2013, as part of our 2014 annual benefits enrollment process, we communicated an amendment to our Medicare-eligible retirees that beginning in 2015 AT&T will provide access to retiree health insurance coverage that supplements government-sponsored Medicare through a private insurance marketplace. The plan was further amended in 2014 to include access to dental benefits through the private insurance marketplace. This new approach will allow retirees to choose insurance with the terms, cost and coverage that best fits their needs, while still receiving financial support as determined by AT&T. We expect that the cost to AT&T for retiree medical coverage in 2015 will be comparable to 2014. Future changes in support, if any, will be based on a number of factors such as business conditions, government actions, marketplace changes and the general consumer inflation rate.

In the fourth quarter of 2014, we changed the method we use to estimate the service and interest components of net periodic benefit cost for pension and other postretirement benefits. This change compared to the previous method resulted in a decrease in the service and interest components for pension cost in the fourth quarter. Historically, we estimated these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. We have elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not affect the measurement of our total benefit obligations or our annual net periodic benefit cost as the change in the service and interest costs is completely offset in the actuarial (gain) loss reported. We have accounted for this change as a change in accounting estimate that is inseparable from a change in accounting principle and accordingly have accounted for it prospectively.

Obligations and Funded Status

For defined benefit pension plans, the benefit obligation is the “projected benefit obligation,” the actuarial present value, as of our December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount of benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees/survivors and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels.

For postretirement benefit plans, the benefit obligation is the “accumulated postretirement benefit obligation,” the actuarial present value as of a date of all future benefits attributed under the terms of the postretirement benefit plan to employee service rendered to the valuation date.

The following table presents this reconciliation and shows the change in the projected benefit obligation for the years ended December 31:

	Pension Benefits		Postretirement Benefits
	2014	2013	2014	2013
Benefit obligation at beginning of year	$56,560	$58,911	$30,285	$37,431
Service cost - benefits earned during the period	1,134	1,321	233	352
Interest cost on projected benefit obligation	2,470	2,429	1,458	1,532
Amendments	(73)	-	(617)	(4,460)
Actuarial (gain) loss	6,269	(2,390)	1,822	(2,098)
Special termination benefits	17	255	-	1
Benefits paid	(6,543)	(3,966)	(2,298)	(2,473)
Transfer for sale of Connecticut wireline operations	(293)	-	(174)	-
Plan transfers	2	-	-	-
Benefit obligation at end of year	$59,543	$56,560	$30,709	$30,285

The following table presents the change in the value of plan assets for the years ended December 31 and the plans' funded status at December 31:

	Pension Benefits		Postretirement Benefits
	2014	2013	2014	2013
Fair value of plan assets at beginning of year	$47,238	$45,060	$8,960	$9,295
Actual return on plan assets	4,213	5,935	384	1,347
Benefits paid[1]	(6,543)	(3,966)	(1,498)	(1,682)
Contributions	562	209	-	-
Transfer for sale of Connecticut wireline operations	(308)	-	-	-
Other	1	-	-	-
Fair value of plan assets at end of year[3]	45,163	47,238	7,846	8,960
Unfunded status at end of year[2]	$(14,380)	$(9,322)	$(22,863)	$(21,325)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) regulations.
[3]	Net assets available for benefits were $54,184 at December 31, 2014 and $56,447 at December 31, 2013 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $9,021 and $9,209, respectively.

In July 2014, the U.S. Department of Labor (DOL) published in the Federal Register their final retroactive approval of our September 9, 2013 voluntary contribution of a preferred equity interest in AT&T Mobility II LLC, the primary holding company for our wireless business, to the trust used to pay pension benefits under our qualified pension plans. The preferred equity interest had a value of $9,104 on the contribution date and was valued at $9,021 at December 31, 2014. The trust is entitled to receive cumulative cash distributions of $560 per annum, which will be distributed quarterly in equal amounts and will be accounted for as contributions. We distributed $560 to the trust during 2014. So long as we make the distributions, we will have no limitations on our ability to declare a dividend, or repurchase shares. This preferred equity interest is a plan asset under ERISA and is recognized as such in the plan's separate financial statements. However, because the preferred equity interest is not unconditionally transferable to an unrelated party (see Note 14), it is not reflected in plan assets in our consolidated financial statements and instead has been eliminated in consolidation. At the time of the contribution of the preferred equity interest, we made an additional cash contribution of $175 and have agreed to annual cash contributions of $175 no later than the due date for our federal income tax return for each of 2014, 2015 and 2016. These contributions combined with our existing pension assets are in excess of 90% of the pension obligation at December 31, 2014.

As noted above, this preferred equity interest represents a plan asset of our pension trust, which is recognized in the separate financial statements of our pension plan as a qualified plan asset for funding purposes. The following table presents a reconciliation of our pension plan assets recognized in the consolidated financial statements of the Company with the net assets available for benefits included in the separate financial statements of the pension plan at December 31:

	2014	2013
Plan assets recognized in the consolidated financial statements	$45,163	$47,238
Preferred equity interest in Mobility	9,021	9,209
Net assets available for benefits	$54,184	$56,447

Amounts recognized on our consolidated balance sheets at December 31 are listed below:

	Pension Benefits		Postretirement Benefits
	2014	2013	2014	2013
Current portion of employee benefit obligation[1]	$-	$-	$(1,842)	$(1,949)
Employee benefit obligation[2]	(14,380)	(9,322)	(21,021)	(19,376)
Net amount recognized	$(14,380)	$(9,322)	$(22,863)	$(21,325)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

The accumulated benefit obligation for our pension plans represents the actuarial present value of benefits based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for our pension plans was $57,949 at December 31, 2014, and $55,077 at December 31, 2013.

Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income

Periodic Benefit Costs

Our combined net pension and postretirement (credit) cost recognized in our consolidated statements of income was $7,232, $(7,390) and $10,257 for the years ended December 31, 2014, 2013 and 2012. A portion of pension and postretirement benefit costs is capitalized as part of the benefit load on internal construction and capital expenditures, providing a small reduction in the net expense recorded. The following table presents the components of net periodic benefit cost:

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Service cost – benefits earned during the period	$1,134	$1,321	$1,216	$233	$352	$336
Interest cost on projected benefit obligation	2,470	2,429	2,800	1,458	1,532	1,725
Expected return on assets	(3,380)	(3,312)	(3,520)	(653)	(706)	(811)
Amortization of prior service credit	(94)	(94)	(15)	(1,448)	(1,161)	(927)
Actuarial (gain) loss	5,419	(5,013)	5,206	2,093	(2,738)	4,247
Net pension and postretirement (credit) cost	$5,549	$(4,669)	$5,687	$1,683	$(2,721)	$4,570

Other Changes in Benefit Obligations Recognized in Other Comprehensive Income

The following table presents the after-tax changes in benefit obligations recognized in OCI and the after-tax prior service credits that were amortized from OCI into net periodic benefit costs:

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Balance at beginning of year	$583	$641	$92	$6,812	$4,766	$3,655
Prior service (cost) credit	45	-	559	383	2,765	1,686
Amortization of prior service credit	(58)	(58)	(10)	(898)	(719)	(575)
Reclassification to income of prior service credit	5	-	-	(40)	-	-
Total recognized in other comprehensive (income) loss	(8)	(58)	549	(555)	2,046	1,111
Balance at end of year	$575	$583	$641	$6,257	$6,812	$4,766

The estimated prior service credits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is $104 ($64 net of tax) for pension and $1,274 ($790 net of tax) for postretirement benefits.

Assumptions

In determining the projected benefit obligation and the net pension and postemployment benefit cost, we used the following significant weighted-average assumptions:

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Weighted-average discount rate for determining projected benefit obligation at December 31	4.30%	5.00%	4.30%	4.20%	5.00%	4.30%
Discount rate in effect for determining net cost[1]	4.60%	4.30%	5.30%	5.00%	4.30%	5.30%
Long-term rate of return on plan assets	7.75%	7.75%	8.25%	7.75%	7.75%	8.25%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)	3.00%	3.00%	4.00%	3.00%	3.00%	4.00%
[1]	Weighted-average discount rate of 5.00% in effect from January 1, 2014 through September 30, 2014. Discount rate of 3.50% in effect from October 1, 2014 through December 31, 2014.

We recognize gains and losses on pension and postretirement plan assets and obligations immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.

Discount Rate Our assumed weighted-average discount rate for pension and postretirement benefits of 4.30% and 4.20% respectively, at December 31, 2014, reflects the hypothetical rate at which the projected benefit obligation could be effectively settled or paid out to participants. We determined our discount rate based on a range of factors, including a yield curve composed of the rates of return on several hundred high-quality, fixed income corporate bonds available at the measurement date and corresponding to the related expected durations of future cash outflows. These bonds were all rated at least Aa3 or AA- by one of the nationally recognized statistical rating organizations, denominated in U.S. dollars, and neither callable, convertible nor index linked. For the year ended December 31, 2014, when compared to the year ended December 31, 2013, we decreased our pension discount rate by 0.70%, resulting in an increase in our pension plan benefit obligation of $4,854 and decreased our postretirement discount rate 0.80%, resulting in an increase in our postretirement benefit obligation of $2,786. For the year ended December 31, 2013, we increased our pension and postretirement discount rates by 0.70%, resulting in a decrease in our pension plan benefit obligation of $4,533 and a decrease in our postretirement benefit obligation of $3,161.

Expected Long-Term Rate of Return Our expected long-term rate of return on pension plan assets is 7.75% for 2015 and 2014. Our expected long-term rate of return on postretirement plan assets was adjusted to 5.75% for 2015 from 7.75% for 2014 to reflect changes in the plan asset mix. Our long-term rates of return reflect the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In setting the long-term assumed rate of return, management considers capital markets future expectations and the asset mix of the plans' investments. Actual long-term return can, in relatively stable markets, also serve as a factor in determining future expectations. We consider many factors that include, but are not limited to, historical returns on plan assets, current market information on long-term returns (e.g., long-term bond rates) and current and target asset allocations between asset categories. The target asset allocation is determined based on consultations with external investment advisers. If all other factors were to remain unchanged, we expect that a 0.50% decrease in the expected long-term rate of return would cause 2015 combined pension and postretirement cost to increase $250. However, any differences in the rate and actual returns will be included with the actuarial gain or loss recorded in the fourth quarter when our plans are remeasured.

Composite Rate of Compensation Increase Our expected composite rate of compensation increase cost of 3.00% in 2015 and 2014 reflects the long-term average rate of salary increases.

Mortality Tables At December 31, 2014 we updated our assumed mortality rates to reflect our best estimate of future mortality, which increased our pension obligation by $1,442 and increased our postretirement obligations by $53. At December 31, 2013, we also updated our mortality rates, which increased our pension obligation by $1,986 and increased our postretirement obligations by $679.

Healthcare Cost Trend Our healthcare cost trend assumptions are developed based on historical cost data, the near-term outlook and an assessment of likely long-term trends. Due to historical experience, updated expectations of healthcare industry inflation and changes in physician prescribing patterns, we are lowering our 2015 assumed annual healthcare medical cost trend and ultimate trend rate to 4.50%. Our 2015 assumed annual healthcare prescription drug cost trend for non-Medicare eligible participants will increase to 6.0%, trending to our ultimate trend rate of 4.50% in 2021 and for Medicare-eligible participants will lower to an assumed annual and ultimate trend of 4.50%. This change in assumption decreased our obligation by $424. In 2014 our assumed annual healthcare cost trend rate was 5.00% and our ultimate trend rate was 5.00%. In addition to the healthcare cost trend in 2014, we assumed an annual 2.50% growth in administrative expenses and an annual 3.00% growth in dental claims.

A one percentage-point change in the assumed combined medical and dental cost trend rate would have the following effects:

	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$79	$(67)
Increase (decrease) in accumulated postretirement benefit obligation	796	(707)

Plan Assets

Plan assets consist primarily of private and public equity, government and corporate bonds, and real assets (real estate and natural resources). The asset allocations of the pension plans are maintained to meet ERISA requirements. Any plan contributions, as determined by ERISA regulations, are made to a pension trust for the benefit of plan participants. As part of our voluntary contribution of the Mobility preferred equity interest, we will contribute $735 of cash distributions during 2015. We do not have additional significant required contributions to our pension plans for 2015.

We maintain VEBA trusts to partially fund postretirement benefits; however, there are no ERISA or regulatory requirements that these postretirement benefit plans be funded annually.

The principal investment objectives are to ensure the availability of funds to pay pension and postretirement benefits as they become due under a broad range of future economic scenarios, to maximize long-term investment return with an acceptable level of risk based on our pension and postretirement obligations, and to be broadly diversified across and within the capital markets to insulate asset values against adverse experience in any one market. Each asset class has broadly diversified characteristics. Substantial biases toward any particular investing style or type of security are sought to be avoided by managing the aggregation of all accounts with portfolio benchmarks. Asset and benefit obligation forecasting studies are conducted periodically, generally every two to three years, or when significant changes have occurred in market conditions, benefits, participant demographics or funded status. Decisions regarding investment policy are made with an understanding of the effect of asset allocation on funded status, future contributions and projected expenses. The current asset allocation policy and risk level for the pension plan and VEBA assets is based on a study completed and approved during 2013 and is reflected in the table below.

The plans' weighted-average asset targets and actual allocations as a percentage of plan assets, including the notional exposure of future contracts by asset categories at December 31, are as follows:

	Pension Assets					Postretirement (VEBA) Assets
	Target			2014	2013	Target			2014	2013
Equity Securities:
Domestic	21%	-	31%	23%	25%	24%	-	34%	29%	25%
International	10%	-	20%	14	16	15%	-	25%	20	20
Fixed income securities	34%	-	44%	38	33	24%	-	34%	29	24
Real assets	6%	-	16%	11	11	0%	-	6%	1	1
Private equity	4%	-	14%	12	12	0%	-	8%	3	4
Other	0%	-	5%	2	3	12%	-	22%	18	26
Total				100%	100%				100%	100%

At December 31, 2014, AT&T securities represented less than 0.5% of assets held by our pension plans and VEBA trusts included in these financial statements.

Investment Valuation

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See “Fair Value Measurements” for further discussion.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Shares of registered investment companies are valued based on quoted market prices, which represent the net asset value of shares held at year-end. Over-the-counter (OTC) securities and government obligations are valued at the bid price or the average of the bid and asked price on the last business day of the year from published sources where available and, if not available, from other sources considered reliable. Depending on the types and contractual terms of OTC derivatives, fair value is measured using valuation techniques, such as the Black-Scholes option pricing model, simulation models or a combination of various models.

Common/collective trust funds, pooled separate accounts and other commingled (103-12) investment entities are valued at quoted redemption values that represent the net asset values of units held at year-end which management has determined approximates fair value.

Alternative investments, including investments in private equity, real estate, natural resources (included in real assets), mezzanine and distressed debt (included in partnerships/joint ventures), limited partnership interest, fixed income securities and hedge funds do not have readily available market values. These estimated fair values may differ significantly from the values that would have been used had a ready market for these investments existed, and such differences could be material. Alternative investments not having an established market are valued at fair value as determined by the investment managers. Private equity, mezzanine and distressed investments are often valued initially by the investment managers based upon cost. Thereafter, investment managers may use available market data to determine adjustments to carrying value based upon observations of the trading multiples of public companies considered comparable to the private companies being valued. Such market data used to determine adjustments to accounts for cash flows and company-specified issues include current operating performance and future expectations of the investments, changes in market outlook, and the third-party financing environment. Private equity partnership holdings may also include publicly held equity investments in liquid markets that are marked-to-market at quoted public values, subject to adjustments for large positions held. Real estate and natural resource direct investments are valued either at amounts based upon appraisal reports prepared by independent third-party appraisers or at amounts as determined by internal appraisals performed by the investment manager, which have been agreed to by an external valuation consultant. Fixed income securities valuation is based upon pricing provided by an external pricing service when such pricing is available. In the event a security is too thinly traded or narrowly held to be priced by such a pricing service, or the price furnished by such external pricing services is deemed inaccurate, the managers will then solicit broker/dealer quotes (spreads or prices). In cases where such quotes are available, fair value will be determined based solely upon such quotes provided. Managers will typically use a pricing matrix for determining fair value in cases where an approved pricing service or a broker/dealer is unable to provide a fair valuation for specific fixed-rate securities such as many private placements. New fixed-rate securities will be initially valued at cost at the time of purchase. Thereafter, each bond will be assigned a spread from a pricing matrix that will be added to current Treasury rates. The pricing matrix derives spreads for each bond based on external market data, including the current credit rating for the bonds, credit spreads to Treasuries for each credit rating, sector add-ons or credits, issue specific add-ons or credits as well as call or other options.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Non-interest bearing cash and overdrafts are valued at cost, which approximates fair value.

Fair Value Measurements

See Note 10 for a discussion of fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

The following table sets forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2014:

Pension Assets and Liabilities at Fair Value as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$45	$-	$-	$45
Interest bearing cash	-	127	-	127
Foreign currency contracts	-	25	-	25
Equity securities:
Domestic equities	8,613	74	-	8,687
International equities	4,805	171	-	4,976
Fixed income securities:
Asset-backed securities	-	610	1	611
Mortgage-backed securities	-	1,741	-	1,741
Collateralized mortgage-backed securities	-	418	-	418
Collateralized mortgage obligations/REMICS	-	531	-	531
Corporate and other fixed income instruments and funds	97	7,210	441	7,748
Government and municipal bonds	145	4,876	-	5,021
Private equity funds	-	-	5,399	5,399
Real estate and real assets	-	-	4,845	4,845
Commingled funds	-	5,823	2	5,825
Securities lending collateral	310	3,140	-	3,450
Receivable for variation margin	6	-	-	6
Purchased options	1	-	-	1
Assets at fair value	14,022	24,746	10,688	49,456
Investments sold short and other liabilities at fair value	(650)	(260)	-	(910)
Total plan net assets at fair value	$13,372	$24,486	$10,688	$48,546
Other assets (liabilities)[1]				(3,383)
Total Plan Net Assets				$45,163
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$278	$1,198	$-	$1,476
Equity securities:
Domestic equities	1,606	-	-	1,606
International equities	1,405	-	-	1,405
Fixed income securities:
Asset-backed securities	-	46	-	46
Collateralized mortgage-backed securities	-	113	-	113
Collateralized mortgage obligations	-	50	1	51
Corporate and other fixed income instruments and funds	-	397	-	397
Government and municipal bonds	-	614	1	615
Commingled funds	-	1,960	1	1,961
Private equity assets	-	-	218	218
Real assets	-	-	96	96
Securities lending collateral	-	173	-	173
Total plan net assets at fair value	$3,289	$4,551	$317	$8,157
Other assets (liabilities)[1]				(311)
Total Plan Net Assets				$7,846
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2014:

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$547	$5,724	$5,194	$11,465
Realized gains (losses)	-	41	696	806	1,543
Unrealized gains (losses)	-	(1)	(76)	(246)	(323)
Transfers in	-	-	-	22	22
Transfers out	-	(3)	(22)	-	(25)
Purchases	1	55	531	678	1,265
Sales	(1)	(195)	(1,454)	(1,609)	(3,259)
Balance at end of year	$-	$444	$5,399	$4,845	$10,688

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$26	$309	$111	$446
Realized gains (losses)	-	45	(3)	42
Unrealized gains (losses)	1	(29)	11	(17)
Transfers out	(1)	-	-	(1)
Purchases	-	6	-	6
Sales	(23)	(113)	(23)	(159)
Balance at end of year	$3	$218	$96	$317

The following tables set forth by level, within the fair value hierarchy, the pension and postretirement assets and liabilities at fair value as of December 31, 2013:

Pension Assets and Liabilities at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$65	$-	$-	$65
Interest bearing cash	-	324	-	324
Foreign currency contracts	-	3	-	3
Equity securities:
Domestic equities	9,841	3	-	9,844
International equities	6,431	7	-	6,438
Fixed income securities:
Asset-backed securities	-	553	3	556
Mortgage-backed securities	-	2,470	-	2,470
Collateralized mortgage-backed securities	-	364	-	364
Collateralized mortgage obligations/REMICS	-	514	-	514
Corporate and other fixed income instruments and funds	154	5,147	540	5,841
Government and municipal bonds	15	4,566	-	4,581
Private equity funds	-	-	5,724	5,724
Real estate and real assets	-	-	5,194	5,194
Commingled funds	-	6,358	4	6,362
Securities lending collateral	390	3,074	-	3,464
Receivable for variation margin	12	-	-	12
Assets at fair value	16,908	23,383	11,465	51,756
Investments sold short and other liabilities at fair value	(619)	(5)	-	(624)
Total plan net assets at fair value	$16,289	$23,378	$11,465	$51,132
Other assets (liabilities)[1]				(3,894)
Total Plan Net Assets				$47,238
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$405	$2,073	$-	$2,478
Equity securities:
Domestic equities	1,609	-	-	1,609
International equities	1,527	-	-	1,527
Fixed income securities:
Asset-backed securities	-	35	2	37
Collateralized mortgage-backed securities	-	110	-	110
Collateralized mortgage obligations	-	53	3	56
Corporate and other fixed income instruments and funds	-	367	18	385
Government and municipal bonds	-	558	1	559
Commingled funds	-	1,899	2	1,901
Private equity assets	-	-	309	309
Real assets	-	-	111	111
Securities lending collateral	19	372	-	391
Foreign exchange contracts receivable	3	-	-	3
Assets at fair value	3,563	5,467	446	9,476
Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$3,560	$5,467	$446	$9,473
Other assets (liabilities)[1]				(513)
Total Plan Net Assets				$8,960
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

The tables below set forth a summary of changes in the fair value of the Level 3 pension and postretirement assets for the year ended December 31, 2013:

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$1,042	$5,797	$4,766	$11,605
Realized gains (losses)	(3)	53	390	122	562
Unrealized gains (losses)	3	(8)	546	525	1,066
Transfers in	-	5	-	-	5
Transfers out	-	(442)	-	-	(442)
Purchases	-	75	1,214	354	1,643
Sales	-	(178)	(2,223)	(573)	(2,974)
Balance at end of year	$-	$547	$5,724	$5,194	$11,465

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$21	$343	$110	$474
Realized gains (losses)	-	2	12	14
Unrealized gains (losses)	1	58	4	63
Transfers in	1	-	-	1
Transfers out	(1)	-	-	(1)
Purchases	5	89	27	121
Sales	(1)	(183)	(42)	(226)
Balance at end of year	$26	$309	$111	$446

Estimated Future Benefit Payments

Expected benefit payments are estimated using the same assumptions used in determining our benefit obligation at December 31, 2014. Because benefit payments will depend on future employment and compensation levels, average years employed, average life spans, and payment elections, among other factors, changes in any of these factors could significantly affect these expected amounts. The following table provides expected benefit payments under our pension and postretirement plans:

	Pension Benefits	Postretirement Benefits
2015	$5,741	$2,134
2016	4,184	2,063
2017	4,144	2,000
2018	4,066	1,962
2019	4,010	1,952
Years 2020 - 2024	19,753	9,324

Supplemental Retirement Plans

We also provide certain senior- and middle-management employees with nonqualified, unfunded supplemental retirement and savings plans. While these plans are unfunded, we have assets in a designated nonbankruptcy remote trust that are independently managed and used to provide for these benefits. These plans include supplemental pension benefits as well as compensation-deferral plans, some of which include a corresponding match by us based on a percentage of the compensation deferral.

We use the same significant assumptions for the composite rate of compensation increase in determining our projected benefit obligation and the net pension and postemployment benefit cost. Our discount rates of 4.1% at December 31, 2014 and 5.0% at December 31, 2013 were calculated using the same methodologies used in calculating the discount rate for our qualified pension and postretirement benefit plans. The following tables provide the plans' benefit obligations and fair value of assets at December 31 and the components of the supplemental retirement pension benefit cost. The net amounts are recorded as “Other noncurrent liabilities” on our consolidated balance sheets.

The following table provides information for our supplemental retirement plans with accumulated benefit obligations in excess of plan assets at December 31:

	2014	2013
Projected benefit obligation	$(2,458)	$(2,280)
Accumulated benefit obligation	(2,410)	(2,227)
Fair value of plan assets	-	-

The following tables present the components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in OCI:

Net Periodic Benefit Cost	2014	2013	2012
Service cost – benefits earned during the period	$7	$9	$10
Interest cost on projected benefit obligation	109	101	116
Amortization of prior service cost (credit)	(1)	-	-
Actuarial (gain) loss	243	(106)	230
Net supplemental retirement pension cost	$358	$4	$356

Other Changes Recognized in Other Comprehensive Income	2014	2013	2012
Prior service (cost) credit	$(11)	$(1)	$(1)
Amortization of prior service cost (credit)	(1)	-	-
Total recognized in other comprehensive (income) loss (net of tax)	$(12)	$(1)	$(1)

The estimated prior service cost for our supplemental retirement plan benefits that will be amortized from accumulated OCI into net periodic benefit cost over the next fiscal year is $1.

Deferred compensation expense was $121 in 2014, $122 in 2013 and $118 in 2012. Our deferred compensation liability, included in “Other noncurrent liabilities,” was $1,156 at December 31, 2014, and $1,118 at December 31, 2013.

Contributory Savings Plans

We maintain contributory savings plans that cover substantially all employees. Under the savings plans, we match in cash or company stock a stated percentage of eligible employee contributions, subject to a specified ceiling. There are no debt-financed shares held by the Employee Stock Ownership Plans, allocated or unallocated.

Our match of employee contributions to the savings plans is fulfilled with purchases of our stock on the open market or company cash. Benefit cost is based on the cost of shares or units allocated to participating employees' accounts and was $654, $654 and $634 for the years ended December 31, 2014, 2013 and 2012.